STATEMENTS OF FINANCIAL CONDITION (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
STATEMENTS OF FINANCIAL CONDITION
Investments in Portfolio Funds, cost (in dollars)	$ 62,812,712	$ 99,498,961
General Partner, Units	9	9
Limited Partners, Units	450,741	704,577
Units outstanding	450,750	704,586